BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2023
BUSINESS ACQUISITIONS
Summary of business acquisitions

			Natural
	Plus Products	The Pottery,	Healing	NHC Lemoore,	NHC-MB,
	Holding Inc.	Inc.	Center, LLC	LLC	LLC	Total
Closing Date:	April 28, 2022	July 28, 2022	September 6, 2022	September 6, 2022	September 14, 2022

Total Consideration
Convertible Debenture Notes	$16,257,104	$—	$—	$—	$—	$16,257,104
Restricted Stock Units Issued	188,122	—	—	—	—	188,122
Derivative Asset	(251,020)	—	—	—	—	(251,020)
Contingent Restricted Stock Units	5,460,000	—	—	—	—	5,460,000
Fair Value of Equity Issued	9,707,414	1,100,000	5,938,298	3,272,515	5,248,569	25,266,796
Shares Payable	—	—	2,262,000	1,234,000	1,933,000	5,429,000
Fair Value of Remaining 50% Equity Interest	—	900,000	—	—	—	900,000
Cash Payment	—	—	590,795	1,642,522	305,427	2,538,744
Loan Forgiveness	—	—	1,711,000	3,750,000	—	5,461,000
Working Capital Adjustment	—	—	169,683	98,064	16,324	284,071
Assumption of IRS Debt	—	—	6,753,499	—	—	6,753,499
Total Consideration	$31,361,620	$2,000,000	$17,425,275	$9,997,101	$7,503,320	$68,287,316

Net Assets Acquired (Liabilities Assumed)

Current Assets (2)	$6,095,273	$382,436	$4,134,643	$147,259	$459,585	$11,219,196
Operating Right-of-Use Asset	294,159	3,671,969	992,717	991,606	772,647	6,723,098
Property, Plant and Equipment	789,779	37,201	273,679	1,788,166	—	2,888,825
Non-Current Assets	93,662	3,500	—	—	—	97,162
Current Liabilities Assumed	(1,157,112)	(2,854,242)	(2,375,611)	(697,558)	(634,434)	(7,718,957)
Lease Liabilities	(294,159)	(3,671,969)	(832,060)	(833,989)	(652,654)	(6,284,831)
Deferred Tax Liabilities	(2,154,737)	(971,031)	(3,665,852)	(363,787)	(1,595,065)	(8,750,472)
Intangible Assets:
Intellectual Property	5,100,000	400,000	1,100,000	300,000	600,000	7,500,000
Customer Relationship	2,600,000	—	—	—	—	2,600,000
Cannabis License	—	3,070,000	12,000,000	1,000,000	5,100,000	21,170,000
Total Intangible Assets	7,700,000	3,470,000	13,100,000	1,300,000	5,700,000	31,270,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)	11,366,865	67,864	11,627,516	2,331,697	4,050,079	29,444,021
Goodwill (1)	19,994,755	1,932,136	5,797,759	7,665,404	3,453,241	38,843,295
Total Net Assets Acquired	$31,361,620	$2,000,000	$17,425,275	$9,997,101	$7,503,320	$68,287,316
Revenues from Acquisition	$5,641	$2,844,275	$10,152,141	$2,859,936	$5,329,449	$21,191,442
Net Income (Loss) from Acquisition	$215,659	$(1,129,577)	$3,604,574	$(504,722)	$1,454,587	$3,640,521
Pro Forma Revenues (3)	$3,911,580	$2,110,084	$8,158,053	$3,889,361	$4,647,797	$22,716,875
Pro Forma Net Income (Loss) (3)	$1,067,848	$(1,287,036)	$551,711	$(231,069)	$289,561	$391,015
(1)	Goodwill arising from acquisitions represents expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. Generally, goodwill related to dispensaries acquired within a state adds to the footprint of the Company’s dispensaries within the state, giving the Company’s customers more access to the Company’s branded stores. Goodwill related to cultivation and wholesale acquisitions provides for lower costs and synergies of the Company’s growing and wholesale distribution methods which allow for overall lower costs.
(2)	Included in current assets acquired in the business combination was cash acquired, accounts receivable, other current assets and inventory as of the acquisition date.
(3)	If the 2022 acquisitions had been completed on January 1, 2022, the Company estimates it would have recorded changes in revenues and changes in net (losses) income shown in the pro forma amounts noted above.